Note Payable to Officer (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
Note payable to officer	$ 3,007,170	$ 3,007,170	$ 1,242,696
Non-interest bearing and matures date	Dec. 31, 2023	Dec. 31, 2023